Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 23. Subsequent Events

On January 24, 2014, the Company received the waiver of conditions from the purchaser for Phase I retail of its mixed-use Seton project in Calgary. The expected revenue from the transaction is C$73.0 million and is expected to close on or around February 24, 2014.